Sweater Cashmere Fund
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Fair Value
Convertible Debt in Portfolio Companies - 5.4%
Financial Technology - 1.8%
Trellis Technologies, Inc., Principal $250,000, 8.00%, due 11/30/24[1,2]	$250,000

Healthcare - 3.6%
Cabinet Health P.B.C., Principal $500,000, 4.55%, due 2/3/25[1,2]	500,000

Total Convertible Debt in Portfolio Companies (Cost $750,000)	750,000

Equity Investments in Portfolio Companies - 40.9%
Consumer Goods and Retail - 12.2%
Drupely, Inc. dba Graza Series A-3 Preferred Stock, shares 210,999[1,2,3]	569,400
IQ Bar, Inc. Series B Preferred Stock, shares 41,553[1,2,3]	299,227
Lukla, Inc. dba OROS Series B Preferred Stock, shares 412,819[1,2,3]	500,000
Nomadica Series Seed-6 Preferred Stock, shares 462,107[1,2,3]	311,871
Total Consumer Goods and Retail	1,680,498

Consumer Technology - 10.6%
After Services, Inc. Series Seed-7 Preferred Stock, shares 24,068[1,2,3]	366,604
After Services, Inc. Series Seed-8 Preferred Stock, shares 21,445[1,2,3]	326,650
GO, Inc. Series Seed-1 Preferred Stock, shares 400,160[1,2,3]	519,640
The Dyrt, Inc. Series C Preferred Stock, shares 608,726[1,2,3]	250,000
Total Consumer Technology	1,462,894

Education Technology - 2.3%
EdInvent, Inc. dba Accredible Series B Preferred Stock, shares 79,956[1,2,3]	312,500

Human Resource Technology - 7.9%
IsoTalent, Inc. Series Seed-1 Preferred Stock, shares 764,292[1,2,3]	1,099,503

Property Technology - 7.9%
Cloud Apartments, Inc. Series Seed-1 Preferred Stock, shares 208,995 [1,2,3]	250,000
Eloit Street, Inc. dba Guest House Series C-2 Preferred Stock, shares 2,012,882[1,2,3]	305,918
Havenly, Inc. Series C-1 Preferred Stock, shares 63,848[1,2,3]	266,338
True Footage Inc. Series A Prime Preferred Stock, shares 38,836[1,2,3]	272,901
Total Property Technology	1,095,157

Total Equity Investments in Portfolio Companies (Cost $4,749,997)	5,650,552

Portfolio Funds - 3.3%
Private Investment Companies - 3.3%
Curate Capital Fund I, LP1,3,4	159,289
Ganas Ventures I, a series of Ganas Ventures, LP1,3,4,5	114,484
Impressionism Capital Fund I, L.P.[1,3,4]	38,899
Stonks Y Combinator Summer 2022 Access Fund, a Series of Stonks Funds, LP - Class A1,3,4,5	148,985

Total Portfolio Funds (Cost $495,000)	461,657

Simple Agreements for Future Equity in Portfolio Companies - 32.9%
Consumer Goods and Retail - 7.3%
FEAT Socks, Inc.[1,2,3]	212,500
Frances Valentine, LLC[1,2,3]	550,000
Hikerkind, Inc.[1,2,3]	250,000
Total Consumer Goods and Retail	1,012,500

Consumer Technology - 4.6%
Hearth Display, Inc.[1,2,3]	250,000
SweatPals, Inc.[1,2,3]	125,000
The Last Gameboard, Inc.[1,2,3]	266,440
Total Consumer Technology	641,440

Financial Technology - 7.3%
EarlyBird Central, Inc.[1,2,3]	400,000
Line Financial, P.B.C.[1,2,3]	500,000
Nada Holdings, Inc.[1,2,3]	110,000
Total Financial Technology	1,010,000

Healthcare - 3.7%
Lazzaro Medical, Inc.[1,2,3]	262,500
Pear Suite, Inc.[1,2,3]	250,000
Total Healthcare	512,500

Health Technology - 8.2%
Grapefruit Health, Inc.[1,2,3]	125,000
Parallel Health, Inc.[1,2,3]	262,500
Time Therapeutics, Inc. (Hone Health)[1,2,3]	250,000
Wyndly Health, Inc.[1,2,3]	500,000
Total Health Technology	1,137,500

Logistics Technology - 1.8%
Shappi, Inc.[1,2,3]	250,000

Total Simple Agreements for Future Equity in Portfolio Companies (Cost $4,516,440)	4,563,940

Warrants - 0.0%
Financial Technology - 0.0%
Trellis Technologies, Inc., shares 25,000, exercise price $0, expiration date 5/31/29[1,2,3]	-

Property Technology - 0.0%
Havenly, Inc., shares 31,924, exercise price $2.1206, expiration date 2/17/28[1,2,3]	-

Total Warrants (Cost $0)	-

Short-Term Investments - 15.6%
Goldman Sachs Financial Square Government Fund - Institutional Class, 5.23%, shares 2,159,528[6]	$2,159,528
Total Short-Term Investments (Cost $2,159,528)	2,159,528

Total Investments (Cost $12,670,965) - 98.1%	13,585,677
Other assets in excess of liabilities - 1.9%	258,266
Net Assets - 100%	$13,843,943

P.B.C. - Public Benefit Corporation

dba - doing business as

LP - Limited Partnership

LLC - Limited Liability Company

[1]	Restricted security. The total value of these securities is $11,426,149, which represents 82.5% of Fund net assets. Please refer to Restricted Securities in the Notes to the Schedule of Investments.
[2]	Level 3 securities fair valued using significant unobservable inputs. The total value of these securities is $10,964,492, which represents 79.2% of Fund net assets.
[3]	Non-Income Producing
[4]	Investment valued using net asset value per share (or its equivalent) as a practical expedient.
[5]	Affiliated investment for which ownership exceeds 5% of the investment’s capital.
[6]	Rate disclosed represents the seven day yield as of period end.

Sweater Cashmere Fund

Notes to the schedule of investments

December 31, 2023 (unaudited)

Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees.

Additional information on each restricted investment held by the Fund on December 31, 2023 is as follows:

	Initial		Fair	% of
Investments	Acquisition Date	Cost	Value	Net Assets
After Services, Inc. Series Seed-7 Preferred Stock	6/6/2022	$250,000	$366,604	2.6%
After Services, Inc. Series Seed-8 Preferred Stock	6/6/2022	250,000	326,650	2.4%
Cabinet Health P.B.C.	2/14/2023	500,000	500,000	3.6%
Cloud Apartments, Inc. Series Seed-1 Preferred Stock	5/8/2023	250,000	250,000	1.8%
Curate Capital Fund I, LP	7/1/2022	170,000	159,289	1.2%
Drupely, Inc. dba Graza Series A-3 Preferred Stock	6/17/2022	200,000	569,400	4.1%
EarlyBird Central, Inc.	6/3/2022	400,000	400,000	2.9%
EdInvent, Inc. dba Accredible Series B Preferred Stock	7/29/2022	250,000	312,500	2.3%
Eloit Street, Inc. dba Guest House Series C-2 Preferred Stock	11/8/2022	300,000	305,918	2.2%
FEAT Socks, Inc.	6/15/2022	250,000	212,500	1.5%
Frances Valentine, LLC	11/18/2022	500,000	550,000	4.0%
Ganas Ventures I, a series of Ganas Ventures, LP	7/1/2022	125,000	114,484	0.8%
GO, Inc. Series Seed-1 Preferred Stock	11/18/2022	500,000	519,640	3.8%
Grapefruit Health, Inc.	5/2/2023	125,000	125,000	0.9%
Havenly, Inc. Warrants	2/10/2023	-	-	0.0%
Havenly, Inc., Series C-1 Preferred Stock	2/10/2023	249,997	266,338	1.8%
Hearth Display, Inc.	1/6/2023	250,000	250,000	1.8%
Hikerkind, Inc.	8/10/2023	250,000	250,000	1.8%
Impressionism Capital Fund I, L.P.	4/20/2023	50,000	38,899	0.3%
IQ Bar, Inc. Series B Preferred Stock	8/12/2022	250,000	299,227	2.2%
IsoTalent, Inc. - Series Seed-1 Preferred Stock	7/8/2022	1,000,000	1,099,503	7.9%
Lazzaro Medical, Inc.	7/1/2022	250,000	262,500	1.9%
Line Financial, P.B.C	8/17/2023	500,000	500,000	3.6%
Lukla, Inc. dba OROS Series B Preferred Stock	12/14/2023	500,000	500,000	3.6%
Nada Holdings, Inc.	6/17/2022	100,000	110,000	0.8%
Nomadica Series Seed-6 Preferred Stock	7/1/2022	250,000	311,871	2.3%
Parallel Health, Inc.	6/28/2022	250,000	262,500	1.9%
Pear Suite, Inc.	11/14/2022	250,000	250,000	1.8%
Shappi, Inc.	9/16/2022	250,000	250,000	1.8%
Stonks Y Combinator Summer 2022 Access Fund	9/16/2022	150,000	148,985	1.1%
SweatPals, Inc.	5/3/2023	125,000	125,000	0.9%
The Dyrt, Inc. Series C Preferred Stock	12/11/2023	250,000	250,000	1.8%
The Last Game Board, Inc.	12/9/2022	266,440	266,440	1.9%
Time Therapeutics Inc. (Hone Health)	5/25/2023	250,000	250,000	1.8%
Trellis Technologies, Inc.	6/1/2023	250,000	250,000	1.8%
Trellis Technologies, Inc. Warrants	6/1/2023	-	-	0.0%
True Footage Inc. - Series A Prime Preferred Stock	7/29/2022	250,000	272,901	2.0%
Wyndly Health, Inc.	9/13/2022	500,000	500,000	3.6%
		$10,511,437	$11,426,149	82.5%